Income Taxes - Summary of components of income tax expense (benefit) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal tax at statutory rate	21.00%	21.00%
State taxes, net of federal deduction	3.60%	3.60%
R&D credits	0.20%	2.40%
Other	(0.10%)	(0.20%)
Change in valuation allowance	(24.70%)	(27.20%)
Effective income tax rate	0.00%	0.00%